Note 1 - Basis of Presentation and General Information (Details Textual)																	1 Months Ended	12 Months Ended
	Dec. 18, 2019 USD ($) T	Aug. 22, 2019	Dec. 21, 2018 USD ($)	Mar. 26, 2018	Jan. 31, 2018 USD ($) T	Nov. 24, 2017 USD ($) T	Oct. 06, 2017	Aug. 03, 2017	Jun. 23, 2017	Jun. 14, 2017 USD ($)	May 30, 2017 USD ($)	May 11, 2017	Apr. 26, 2017 USD ($) T	Mar. 30, 2017 USD ($) T	Feb. 28, 2017 T	Feb. 20, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		20		10			2	30	15			20
M/T Eco California [Member]
Charter Term (Year)			7 years
Charter Rate Per Day			$ 6,550
ECO Seven, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired					10.00%
Business Combination, Consideration Transferred, Total					$ 1,600,000
Controlling Interest, Ownership Percentage											90.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, including Subsequent Acquisition, Percentage, Total					100.00%
ECO Seven, Inc. [Member] | M/T Stenaweco Elegance [Member]
Size of Vessel (US Ton) | T															50,000
ECO Seven, Inc. [Member] | Malibu [Member]
Business Acquisition, Percentage of Voting Interests Acquired											41.00%			9.00%		40.00%
Business Combination, Consideration Transferred, Total											$ 6,500,000			$ 1,500,000		$ 6,500,000
City of Athens [Member]
Equity Method Investment, Ownership Percentage										50.00%
Business Acquisition, Percentage of Voting Interests Acquired										1.00%				49.00%
Business Combination, Consideration Transferred, Total														$ 4,200,000
Size of Vessel (US Ton) | T														50,000
Eco Nine [Member]
Business Acquisition, Percentage of Voting Interests Acquired														49.00%
Business Combination, Consideration Transferred, Total														$ 3,500,000
Size of Vessel (US Ton) | T														50,000
City of Athens and Eco Nine [Member]
Equity Method Investment, Ownership Percentage										50.00%
Business Acquisition, Percentage of Voting Interests Acquired										1.00%
Business Combination, Consideration Transferred, Total										$ 157,000
Astarte [Member]
Business Acquisition, Percentage of Voting Interests Acquired													100.00%
Business Combination, Consideration Transferred, Total													$ 6,000,000					$ 14,350,000
Astarte [Member] | M/T Eco Palm Desert [Member]
Size of Vessel (US Ton) | T													50,000
PCH77 [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 3,600,000
PCH77 [Member] | M/T Eco California [Member]
Size of Vessel (US Ton) | T						50,000
PCH Dreaming, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred, Total					$ 3,950,000
Size of Vessel (US Ton) | T					50,000
Charter Term (Year)					1 year												5 years
Charter Rate Per Day					$ 16,000												$ 15,100
Charter Option To Extend Term (Year)					2 years
Charter Option to Extend, Rate Per Day, Year One					$ 17,000
Charter Option to Extend, Rate Per Day, Year Two					$ 18,000
South California, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred, Total					$ 8,950,000
Size of Vessel (US Ton) | T					157,000
Charter Term (Year)					1 year												3 years
Charter Rate Per Day					$ 25,000												$ 24,500
Charter Option To Extend Term (Year)					2 years												2 years
Charter Option to Extend, Rate Per Day, Year One					$ 26,000												$ 28,000
Charter Option to Extend, Rate Per Day, Year Two					$ 27,000												$ 29,500
Malibu Warrior, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Combination, Consideration Transferred, Total					$ 8,950,000
Size of Vessel (US Ton) | T					157,000
Charter Term (Year)					1 year												3 years
Charter Rate Per Day					$ 25,000												$ 24,500
Charter Option To Extend Term (Year)					2 years												2 years
Charter Option to Extend, Rate Per Day, Year One					$ 26,000												$ 28,000
Charter Option to Extend, Rate Per Day, Year Two					$ 27,000												$ 29,500
Santa Catalina Inc. and Santa Monica Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member]
Business Combination, Consideration Transferred, Total	$ 14,350,000
Size of Vessel (US Ton) | T	50,000
Charter Term (Year)	3 years
Charter Rate Per Day	$ 17,500
Charter Option To Extend Term (Year)	2 years
Charter Option to Extend, Rate Per Day, Year One	$ 18,750
Charter Option to Extend, Rate Per Day, Year Two	$ 20,000
Number of Vessels	2
Advances of Shipyard Installments	$ 7,515,000
Capitalized Contract Cost, Net, Total	134,000
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member] | Payable Upon Purchase of the Vessel Owning Companies [Member]
Business Combination, Contingent Consideration, Liability, Total	7,515,000
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member] | Payable Upon Delivery of the Vessels From the Shipyard [Member]
Business Combination, Contingent Consideration, Liability, Total	$ 6,835,000
City of Athens [Member]
Equity Method Investment, Ownership Percentage																		50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage																		50.00%